Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	$ 15,570	$ 10,377
Fed Funds sold and interest-bearing deposits in banks	88,522	49,779
Cash and cash equivalents	104,092	60,156
Investment securities available for sale, at fair value	347,332	353,066
Other investments, at cost	4,288	2,978
Loans held for sale	10,076
Loans	968,814	781,526
Allowance for loan losses	(6,863)	(7,277)
Net loans	961,951	774,249
Premises and equipment	32,482	28,831
Other real estate owned	1,320	1,841
Goodwill	16,477	202
Other intangible assets	3,056	556
Bank-owned life insurance	21,629	17,598
Deferred income taxes, net	1,505	3,472
Other assets	11,105	8,929
Total assets	1,515,313	1,251,878
Liabilities and stockholders’ equity
Noninterest-bearing	232,635	192,847
Interest-bearing	1,061,107	892,278
Total deposits	1,293,742	1,085,125
Subordinated debentures	24,229	24,229
Other borrowed money	61,563	44,000
Other liabilities	5,273	2,832
Total liabilities	1,384,807	1,156,186
Commitments and Contingencies (Note 16)
Stockholders’ equity
Preferred stock, stated value $1,000; 10,000,000 shares authorized, 0 shares issued and outstanding as of December 31, 2019 and 2018
Common stock, par value $1; 20,000,000 shares authorized, 9,498,783 and 8,444,908 shares issued and outstanding as of December 31, 2019 and 2018, respectively	9,499	8,445
Paid-in capital	43,667	25,978
Retained earnings	76,978	69,459
Accumulated other comprehensive income/(loss), net of tax	362	(8,190)
Total stockholders’ equity	130,506	95,692
Total liabilities and stockholders’ equity	$ 1,515,313	$ 1,251,878